Share-based compensation - Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method (Detail) - Restricted share unit plan [member] - $ / shares	1 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of units granted (per unit)	$ 1.23	$ 2.11
Expected life of units (years)	3.0 Years	3.0 Years
Expected forfeiture rate	5.80%	7.80%